Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,855	9,984
VIH	7,959	7,080
Appcard, Inc., or Appcard	108	110
Asia Outsourcing Beta Limited, or Beta	—	32
PG1	—	—
Digitel Crossing, Inc., or DCI	—	—
AF Payments, Inc., or AFPI	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	17,922	17,206
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,584	33,596
Telecommunications Connectivity, Inc., or TCI	40	39
Multisys	—	2,521
PFC	—	1
VFC	—	1
	33,624	36,158
Total carrying value of investments in associates and joint ventures	51,546	53,364

(1)
Including subscription payable of Php620 million as at December 31, 2021.

Changes in the cost of investments for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	61,986	60,110
Additions during the year	3,514	1,777
Disposals	(2,421)	—
Translation and other adjustments	(59)	99
Balances at end of the year	63,020	61,986

Changes in the accumulated impairment losses for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	2,755	2,603
Additions during the year (Note 4)	50	60
Translation and other adjustments	—	92
Balances at end of the year	2,805	2,755

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	(5,867)	(5,384)
Share in the other comprehensive income (losses) of associates and joint ventures accounted for using the equity method	(6)	23
Disposals	(37)	—
Equity share in net losses of associates and joint ventures:	(3,304)	(1,101)
VTI, Bow Arken and Brightshare	74	971
TCI	1	(1)
DCI	—	33
VFC	(1)	—
Appcard	(2)	8
PFC	(2)	—
Multisys	(95)	55
PG1	(124)	—
MediaQuest PDRs	(129)	70
VIH	(3,026)	(2,237)
Translation and other adjustments	545	595
Balances at end of the year	(8,669)	(5,867)

Summary of Subscription Agreements

The following summarizes the subscription agreements entered into by PCEV with VIH:

Date	Number of Shares Sold	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	44%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	42%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	37%

Summary of Additional Capital

Smart infused additional capital for the following years:

Date	Number of Shares Acquired	Subscription Price	Subscription Price
		(in million pesos)
March 29, 2019	70 Preferred Shares	1.00	70
March 11, 2020	60 Preferred Shares	1.00	60
March 30, 2021	60 Preferred Shares	1.00	60
March 29, 2022	50 Preferred Shares	1.00	50

Summarized Financial Information of Associates

The following table presents the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	—	20	166
Net income (loss)	—	25	(116)
Other comprehensive loss	—	—	—
Total comprehensive loss (loss)	—	25	(116)

Summary of Identifiable Assets and Liabilities at Date of Acquisition

The fair values of the identifiable assets and liabilities of Multisys at the date of acquisition are as follows:

Fair Values Recognized on Acquisition
(in million pesos)
Assets:
Cash and cash equivalents	55
Trade and other receivables – net	261
Work in progress	77
Other current assets	247
Intangible assets – net	—
Technologies	449
Customer contracts and relationships	220
Property and equipment – net	100
Right-of-use assets – net	57
Deferred tax assets – net	217
Total assets	1,684

Liabilities:
Trade and other payables	242
Lease liability	46
Deferred tax liability	96
Retirement benefit obligation	7
Total liabilities	391
1,293
Goodwill from the acquisition (Note 15)	1,565
Total identifiable assets acquired	2,858
Non-controlling interest	633
Purchase consideration transferred	2,225

Cash paid	248
Fair value of previous interest	1,977
2,225

Summary of Sale of Beacon's Meralco Shares to MPIC

In relation to PCEV’s previous investment in Beacon Common and Preferred shares amounting to Php40,966 million, PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price	Deferred Gain Realized
		(in million pesos)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures

The following table presents the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	—	754	166
Net income	—	13	320
Other comprehensive income	—	—	—
Total comprehensive income	—	13	320

PG1 [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of PG1

The summarized financial information of PG1 as at and for the year ended December 31, 2022 is shown below:

(in million pesos)
Statement of Financial Position:
Noncurrent assets	3,283
Current assets	123
Noncurrent liabilities	(3,146)
Current liabilities	(847)
Deficit	(587)

Income Statement:
Revenues	70
Depreciation and amortization	153
Interest income	—
Benefit from income tax	—
Net loss	267
Other comprehensive loss	—
Total comprehensive loss	267
Equity share in net loss of PG1	127

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,543	76,925
Current assets	4,617	4,836
Noncurrent liabilities	9,264	9,442
Current liabilities	2,260	2,155
Equity	70,636	70,164
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,584	33,596
Additional Information:
Cash and cash equivalents	2,733	3,183
Current financial liabilities*	142	60
Noncurrent financial liabilities*	—	—

* Excluding trade, other payables and provisions.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	4,033	3,772	3,413
Depreciation and amortization	1,569	1,490	1,445
Interest income	45	16	25
Provision for income tax	178	174	196
Net income	148	157	175
Other comprehensive income	—	—	—
Total comprehensive income	148	157	175
PLDT's share	74	79	87
CREATE adjustment	—	892	—
Equity share in net income of VTI, Bow Arken and Brightshare	74	971	87

Carrying Value of Investments

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
VTI, Bow Arken and Brightshare equity	70,636	70,164
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,318	35,082
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(230)	(155)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(952)	(857)
Others	(154)	(76)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,584	33,596

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	21,910	22,402
Current assets	8,612	7,942
Noncurrent liabilities	2,418	2,304
Current liabilities	11,706	11,440
Equity(1)	16,398	16,600
Carrying amount of interest in Satventures	9,854	9,984
Additional Information:
Cash and cash equivalents	688	749
Current financial liabilities(2)	986	386
Noncurrent financial liabilities(2)	1,148	1,319

(1)
Including Php1 billion deposit for preferred stock subscriptions by Mediaquest in 2021.
(2)
Excluding trade, other payables and provisions.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	11,189	11,467	9,127
Depreciation and amortization	1,424	1,268	1,049
Interest income (loss)	(3)	2	16
Interest expense	212	219	241
Provision for income tax	16	200	153
Net income (loss)	(203)	110	260
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(203)	110	260
Equity share in net income (loss) of Satventures	(130)	70	166

VIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of VIH as at December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020 is shown below:

	2022	2021
		(in million pesos)
Statements of Financial Position:
Noncurrent assets	3,514	2,403
Current assets	18,599	10,146
Noncurrent liabilities	252	115
Current liabilities	10,850	5,310
Equity	11,011	7,124
Carrying amount of interest in VIH	7,959	7,080
Additional Information:
Cash and cash equivalents	6,410	6,597
Current financial liabilities*	10,740	5,253

* Excluding statutory payables and accrued taxes.

	2022	2021	2020
		(in million pesos)
Income Statements:
Revenues	7,683	5,336	4,717
Depreciation and amortization	182	218	237
Interest income (expense)	133	9	(516)
Provision for income tax	2	2	5
Net loss	(8,155)	(5,541)	(4,880)
Other comprehensive income (losses)	—	30	(47)
Total comprehensive losses	(8,155)	(5,511)	(4,927)
Equity share in net losses of VIH*	(3,026)	(2,237)	(2,392)

* 2022 Amount includes impact of 2021 audit adjusting entries.

Carrying Value of Investments

The carrying value of PCEV’s investment in VIH as at December 31, 2022 and 2021 are as follows.

	2022	2021
		(in million pesos)
VIH Equity(1)	9,714	6,398
PCEV's noncontrolling interests	36.63%	38.45%
Share in net assets of VIH	3,558	2,460
Goodwill arising from acquisition	4,401	4,620
Carrying amount of interest in VIH	7,959	7,080

(i)
VIH Equity is net of Php1,297 million and Php726 million Stock Option in 2022 and 2021, respectively.

AF Payments, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment	The summary of investments in AFPI made by Smart as at December 31, 2022 and 2021 is shown below:

	2022	2021
		(in million pesos)
Common shares	625.7	625.7
Preferred shares	364.2	314.2